Partnership Organization And Formation	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Partnership Organization And Formation
Partnership organization and formation

Ferrellgas, L.P. is a limited partnership that owns and operates propane distribution and related assets as well as salt water disposal wells in south Texas. Ferrellgas Partners, L.P. (“Ferrellgas Partners”), a publicly traded limited partnership, holds an approximate 99% limited partner interest in, and consolidates, Ferrellgas, L.P. Ferrellgas, Inc. (the “general partner”), a wholly-owned subsidiary of Ferrell Companies, Inc. (“Ferrell Companies”), holds an approximate 1% general partner interest in Ferrellgas, L.P. and performs all management functions required by Ferrellgas, L.P.

Ferrellgas, L.P. owns a 100% equity interest in Ferrellgas Finance Corp., whose only business activity is to act as the co-issuer and co-obligor of debt issued by Ferrellgas, L.P.

Ferrellgas, L.P. is engaged in the following reportable business segment activities:

•
Propane and related equipment sales consists of the distribution of propane and related equipment and supplies. The propane distribution market is seasonal because propane is used primarily for heating in residential and commercial buildings. Ferrellgas, L.P. serves residential, industrial/commercial, portable tank exchange, agricultural, wholesale and other customers in all 50 states, the District of Columbia, and Puerto Rico.

•
Midstream operations consists of two reportable operating segments: crude oil logistics and water solutions. The crude oil logistics segment ("Bridger") generates income by providing crude oil transportation and logistics services on behalf of producers and end-users of crude oil. Bridger's services include transportation through its operation of a fleet of trucks and tank trailers and railcars primarily servicing Texas, Lousiana, North Dakota, Pennsylvania, Colorado and Wyoming; pipeline services in North Dakota, Montana, Wyoming, New Mexico, Mississippi, Oklahoma and Texas; and crude oil purchase and sale in connection with pipeline management services. The salt water disposal wells within the water solutions segment are located in the Eagle Ford shale region of south Texas and are a critical component of the oil and natural gas well drilling industry. Oil and natural gas wells generate significant volumes of salt water. In the oil and gas fields Ferrellgas, L.P. services, these volumes of water are transported by truck away from the fields to salt water disposal wells where a combination of gravity and chemicals are used to separate crude oil from the salt water through a process that results in the collection of "skimming oil". This skimming oil is then captured and sold before the salt water is injected into underground geologic formations using high-pressure pumps.

Due to seasonality, the results of operations for the three months ended October 31, 2015 are not necessarily indicative of the results to be expected for a full fiscal year ending July 31, 2016.

The condensed consolidated financial statements of Ferrellgas, L.P. and subsidiaries reflect all adjustments that are, in the opinion of management, necessary for a fair presentation of the interim periods presented. All adjustments to the condensed consolidated financial statements were of a normal recurring nature. The information included in this Quarterly Report on Form 10-Q should be read in conjunction with (i) the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations” and (ii) the consolidated financial statements and accompanying notes included in Ferrellgas, L.P.’s Annual Report on Form 10-K for fiscal 2015.

Partnership organization and formation

Ferrellgas, L.P. is a limited partnership that owns and operates propane distribution and related assets, crude oil transportation and logistics services and salt water disposal wells in south Texas. Ferrellgas Partners, L.P. (“Ferrellgas Partners”), a publicly traded limited partnership, holds an approximate 99% limited partner interest in, and consolidates, Ferrellgas, L.P. Ferrellgas, Inc. (the “general partner”), a wholly-owned subsidiary of Ferrell Companies, Inc. (“Ferrell Companies”), holds an approximate 1% general partner interest in Ferrellgas, L.P. and performs all management functions required by Ferrellgas, L.P.

Ferrellgas, L.P. owns a 100% equity interest in Ferrellgas Finance Corp., whose only business activity is to act as the co-issuer and co-obligor of debt issued by Ferrellgas, L.P.

Ferrellgas, L.P. is engaged in the following reportable business segment activities:

•
Propane and related equipment sales consists of the distribution of propane and related equipment and supplies. The propane distribution market is seasonal because propane is used primarily for heating in residential and commercial buildings. Ferrellgas, L.P. serves residential, industrial/commercial, portable tank exchange, agricultural, wholesale and other customers in all 50 states, the District of Columbia, and Puerto Rico.

•
Midstream operations consists of two reportable operating segments: crude oil logistics and water solutions. The crude oil logistics segment ("Bridger") primarily generates income by providing crude oil transportation and logistics services on behalf of producers and end-users of crude oil. Bridger services include transportation through its operation of a fleet of trucks, tank trailers, railcars, pipeline injection terminals, and a barge. Bridger primarily operates in major oil and gas basins across the continental United States. Bridger also enters into crude oil purchase and sales arrangements. The salt water disposal wells within the water solutions segment are located in the Eagle Ford shale region of south Texas and are a critical component of the oil and natural gas well drilling industry. Oil and natural gas wells generate significant volumes of salt water. In the oil and gas fields Ferrellgas, L.P. services, these volumes of water are transported by truck away from the fields to salt water disposal wells where a combination of gravity and chemicals are used to separate crude oil from the salt water through a process that results in the collection of "skimming oil". This skimming oil is then captured and sold before the salt water is injected into underground geologic formations using high-pressure pumps.

Due to seasonality, the results of operations for the six months ended January 31, 2016 are not necessarily indicative of the results to be expected for a full fiscal year ending July 31, 2016.

The condensed consolidated financial statements of Ferrellgas, L.P. and subsidiaries reflect all adjustments that are, in the opinion of management, necessary for a fair presentation of the interim periods presented. All adjustments to the condensed consolidated financial statements were of a normal recurring nature. The information included in this Quarterly Report on Form 10-Q should be read in conjunction with (i) the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations” and (ii) the consolidated financial statements and accompanying notes included in Ferrellgas, L.P.’s Annual Report on Form 10-K for fiscal 2015.

Partnership organization and formation

Ferrellgas, L.P. was formed on April 22, 1994, and is a Delaware limited partnership. Ferrellgas Partners, L.P. (“Ferrellgas Partners”), a publicly traded limited partnership, holds an approximate 99% limited partner interest in, and consolidates, Ferrellgas, L.P. Ferrellgas, Inc. (the “general partner”), a wholly-owned subsidiary of Ferrell Companies, Inc. (“Ferrell Companies”), holds an approximate 1% general partner interest in Ferrellgas, L.P. and performs all management functions required by Ferrellgas, L.P. Ferrellgas Partners and Ferrellgas, L.P. are governed by their respective partnership agreements. These agreements contain specific provisions for the allocation of net earnings and loss to each of the partners for purposes of maintaining the partner capital accounts.

Ferrellgas, L.P. owns a 100% equity interest in Ferrellgas Finance Corp., whose only business activity is to act as the co-issuer and co-obligor of any debt issued by Ferrellgas, L.P.

Ferrellgas, L.P. is engaged in the following primary businesses:

•
Propane and related equipment sales consists of the distribution of propane and related equipment and supplies. The propane distribution market is seasonal because propane is used primarily for heating in residential and commercial buildings. Ferrellgas, L.P. serves residential, industrial/commercial, portable tank exchange, agricultural, wholesale and other customers in all 50 states, the District of Columbia, and Puerto Rico.

•
Midstream operations consists of two reportable operating segments: crude oil logistics and water solutions. The crude oil logistics segment ("Bridger") generates income by providing crude oil transportation and logistics services on behalf of producers and end-users of crude oil. Bridger's services include transportation through its operation of a fleet of trucks and tank trailers and railcars primarily servicing Texas, Lousiana, North Dakota, Pennsylvania, Colorado and Wyoming; pipeline services in North Dakota, Montana, Wyoming, New Mexico, Mississippi, Oklahoma and Texas; and crude oil purchase and sale in connection with pipeline management services. The salt water disposal wells within the water solutions segment are located in the Eagle Ford shale region of south Texas and are a critical component of the oil and natural gas well drilling industry. Oil and natural gas wells generate significant volumes of salt water. In the oil and gas fields Ferrellgas, L.P. services, these volumes of water are transported by truck away from the fields to salt water disposal wells where a combination of gravity and chemicals are used to separate crude oil from the salt water through a process that results in the collection of "skimming oil". This skimming oil is then captured and sold before the salt water is injected into underground geologic formations using high-pressure pumps.